CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 06, 2019	May 08, 2018
Issuance expenses	$ 1,361	$ 920
IPO [Member]
Issuance expenses			$ 987	$ 2,413
Private Placement [Member]
Issuance expenses		$ 29
Pre funded Units [Member]
Number of ordinary shares available for purchase through pre-funded warrants					1,024,876	450,909
Pre-funded warrants purchase price					$ 2.57	$ 5.49